Shareholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares outstanding	34,825,971	34,825,971	33,965,804
Reserved shares	6,005,660	6,005,660	6,905,830